17. Share Based Payments	12 Months Ended
Dec. 31, 2019
Share Based Payments
Share Based Payments

17.        Share based payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014).

Under this program, the Group granted awards to certain members of the Management Board, the Supervisory Board, non-employee consultants and employees.

Share based payments with service condition

The majority of the awards vest in installments over three years and can be exercised up to 10 years after the grant date. In 2019 and 2018, the Group granted 1,736,803 awards and 2,332,296 awards to employees, the Management Board and Supervisory Board.

In 2019, 357,879 ESOP 2014 awards were cancelled or forfeited due to termination of employment or termination of consulting agreements with non-employees (2018: 424,688), and 19,795 options were exercised at an average exercise price of $1.54 (2018: 40,038 ESOP 2014 awards at an average exercise price of $1.98).

As of December 31, 2019, 7,307,567 ESOP 2014 awards were outstanding (December 31, 2018: 5,948,438), 4,773,840 awards (December 31, 2018:  2,814,547) were vested. The options outstanding at December 31, 2019 had an exercise price in the range of $1.30 to $13.47 (2018: $1.30 to $13.47) and weighted average remaining contractual life of 8.9 years (2018: 9.3 years). In 2019 and 2018, the Group estimated an annual forfeiture rate of 4.0% for unvested options.

Share based payments with market condition

On April 20, 2018, Affimed issued 240,000 options, of which each grant consists of three tranches that vest when the volume-weighted average share price (measured based on Affimed closing share prices over the preceding fifteen trading days) reaches a certain hurdle ($6.15,  $8.20 and $10.25). Fair value of the awards at grant date amounts to €133  ($164 thousand) and the contractual life time of the options is two years. As at December 31, 2019 no options were exercisable. Fair value was determined using the Monte Carlo Simulation.

Share based payment expense

In 2019, an expense of €2,469 was recognized affecting research and development expenses (€904) and general and administrative expenses (€1,565). In 2018, an expense of €2,035 was recognized affecting research and development expenses (€852) and general and administrative expenses (€1,183). In 2017, an expense of €1,943 was recognized affecting research and development expenses (€522) and general and administrative expenses (€1,421).

Fair value measurement

The fair value of options was determined using the Black-Scholes valuation model. The significant inputs into the valuation model of share based payment grants with service conditions are as follows (weighted average):

	2019	2018
Fair value at grant date	$2.10	$1.20
Share price at grant date	$1.44	$1.91
Exercise price	$1.44	$1.92
Expected volatility	82%	72%
Expected life	5.9	5.9
Expected dividends	0.00	0.00
Risk-free interest rate	2.09%	0.34%

Expected volatility is estimated based on the observed daily share price returns of a peer group measured over a historic period equal to the expected life of the awards.